Financial Instruments (Details) - Schedule of financial and lease liabilities - Lease liabilities [member] - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Effective interest rate, Lease liabilities	8.00%
Maturity date, Lease liabilities	2021
Lease liabilities	₪ 773	₪ 654
Effective interest rate, Loan from others	17.30%
Loan from others		60,421
Total current liabilities	₪ 773	61,075
Effective interest rate, Loan from others	17.30%
Loan from others	₪ 63,252
Effective interest rate, Lease liabilities	8.00%
Maturity date, Lease liabilities	2028
Lease liabilities	₪ 5,712	6,088
Total non-current liabilities	68,964	6,088
Total financial and lease liabilities	₪ 69,737	₪ 67,163
Bottom of range [member]
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Maturity date, Loan from others	2023
Maturity date, Loan from others	2023
Top of range [member]
Financial Instruments (Details) - Schedule of financial and lease liabilities [Line Items]
Maturity date, Loan from others	2024
Maturity date, Loan from others	2024